Leases - Schedule of lease liability (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($) [2]	Jan. 01, 2019 MXN ($)
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities	$ 86,854
Lease liabilities included in the statement of financial position at December 31	54,679			$ 50,220
Current	7,387	[1]	$ 392
Non-Current	47,292	[1]	$ 2,508
0-1 years [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities	10,655
1-5 years [Member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities	40,262
Later than five years and not later than ten years [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities	24,053
Later than 10 years [member]
Disclosure Of Leases Line Items [Line Items]
Total undiscounted lease liabilities	$ 11,884

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3